Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of Lease Expenses
(a)	The components of lease expenses were as follows:

For the Year ended December 31, 2019
Lease cost:
Amortization of right-of-use assets	10,928
Interest of lease liabilities	1,746
Expenses for short-term lease within 12 months	605
Total lease cost	13,279

Summary of Supplemental Cash Flow Information Related to Leases
(b)	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,228
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	—

Summary of Supplemental Balance Sheet Information Related to Leases
(c)	Supplemental balance sheet information related to leases was as follows:

As of December 31, 2019
Weighted-average remaining lease term
Operating leases	1.2year
Weighted-average discount rate
Operating lease	7.14% per annum

Schedule of Maturities of Lease Liabilities
(d)	Maturities of lease liabilities were as follows:

Years Ending December 31,	As of December 31, 2019
2020	11,667
2021	11,492
2022	2,626
Total undiscounted lease payments	25,785
Less: imputed interest	(2,947)
Total lease liabilities	22,838

Schedule of Future Minimum Lease Payments for Operating Leases under ASC 840
(e)	Future minimum lease payments for the Company’s operating leases as of December 31, 2018 under ASC 840 were as follows:

Years Ending December 31,	As of December 31, 2018
2019	16,861
2020	17,208
2021	17,182
2022	4,309
Total	55,560

Schedule of Future Minimum Lease Payments for Operating Leases under ASC 842
(f)	Future minimum lease payments for the Company’s operating leases as of December 31, 2019 under ASC 842 were as follows:

Years Ending December 31,	As of December 31, 2019
2020	11,790
2021	11,492
2022	2,626
Total	25,908